Financial Instruments - Summary of Categories of Financial Instruments (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets at fair value through profit or loss
Derivative financial assets		$ 137,926	$ 68,256
Financial assets at amortised cost	$ 91,047,060	14,427,678	22,311,107
Financial assets at fair value through other comprehensive income
Equity instruments			132,160
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	223,352	267,000	262,350
Financial liabilities at amortised cost	$ 36,090,421	$ 24,228,678	$ 21,963,089